FAIR VALUE OF FINANCIAL INSTRUMENTS - Other Financial Assets (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Current	$ 5,082	$ 7,362
Non-current	27,437	22,671
Total	$ 32,519	$ 30,033